Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Current Assets:
Cash	$ 18,466	$ 290,364
Prepaid expenses	56,125
Restricted cash held in trust	48,498,219	48,485,877
Total Assets	48,572,810	48,776,241
Current Liabilities:
Deferred underwriting compensation	480,000	480,000
Accounts payable	91,717	32,543
Convertible debt, officers	120,000
Due to related parties	19,180	19,180
Accrued legal fees	100,000	100,000
Total Liabilities	810,897	631,723
Common stock subject to possible redemption, 4,257,425 shares (at Redemption Value)	43,016,152	43,005,205
Shareholders’ Equity:
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common Stock, $0.0001 par value; 200,000,000 shares authorized, 6,000,000 shares issued and outstanding (including 4,257,425 shares subject to possible redemption)	600	600
Additional paid-in capital	5,230,019	5,227,426
Deficit accumulated during development stage	(484,858)	(88,713)
Total Shareholders’ Equity, Net	4,745,761	5,139,313
Total Liabilities and Shareholders’ Equity	$ 48,572,810	$ 48,776,241